Other (Income) Expense, Net - Schedule of Other Non-operating Income (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Other Income Expense [Line Items]
Exchange (gains) losses, net		$ 57.8	$ (14.6)	$ 0.0	$ 66.5	$ (14.5)	$ 81.2	$ 48.9
Management fees and expenses		0.0	0.8	0.0	0.0	1.6	16.6	3.1
Impairment of real estate investment		30.6	0.0		30.6	0.0
Other		0.2	12.2	0.0	(4.6)	15.8	17.2	(3.5)
Total		$ 88.6	$ (1.6)	$ 0.0	$ 92.5	$ 2.9	$ 115.0	$ 48.5
Predecessor [Member]
Other Income Expense [Line Items]
Exchange (gains) losses, net	$ 4.5								$ 17.7
Management fees and expenses	0.0								0.0
Other	0.5								(1.4)
Total	$ 5.0								$ 16.3